ORDINARY SHARES (Details) - $ / shares	Dec. 31, 2024	Oct. 01, 2024	Sep. 30, 2024	Dec. 31, 2023	Aug. 03, 2023
ORDINARY SHARES
Ordinary shares, shares authorized (in shares)	500,000,000			500,000,000
Ordinary shares, par value (in dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)	35,728,625			35,728,625
Ordinary shares, shares outstanding (in shares)		29,411,765	29,411,765	29,411,765
Ordinary shares, shares outstanding (in shares)	25,555,096			25,555,096